Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Short-Term Debt	Short-term debt

	2016	2015
Short-term bank borrowings	—	6
Current portion of long-term debt (*)	421	550

Total	421	556

(*)	Net of adjustment for debt issuance costs.

Summary of Outstanding Long-Term Debt

The following table summarizes the outstanding long-term debt as of December 31, 2016 and 2015:

		2016		2015
	Maturities	Amount	Effective rate	Amount	Effective rate
Floating-rate term loan	Mar, 2017	388	2.770	392	2.750
Floating-rate term loan	Jan, 2020	387	3.270	391	3.250
Floating-rate term loan	Dec, 2020	1,436	3.270	2,700	3.750
Fixed-rate 3.5% senior unsecured notes	Sep, 2016	—	—	500	3.500
Fixed-rate 3.75% senior unsecured notes	Jun, 2018	750	3.750	750	3.750
Fixed-rate 4.125% senior unsecured notes	Jun, 2020	600	4.125	600	4.125
Fixed-rate 4.125% senior unsecured notes	Jun, 2021	1,350	4.125	—	—
Fixed-rate 5.75% senior unsecured notes	Feb, 2021	500	5.750	500	5.750
Fixed-rate 5% senior secured notes	May, 2021	—	—	500	5.000
Fixed-rate 3.875% senior unsecured notes	Sep, 2022	1,000	3.875	—	—
Fixed-rate 6% senior secured notes	Jan, 2022	—	—	960	6.000
Fixed-rate 4.625% senior unsecured notes	Jun, 2022	400	4.625	400	4.625
Fixed-rate 5.75% senior unsecured notes	Mar, 2023	500	5.750	500	5.750
Fixed-rate 4.625% senior unsecured notes	Jun, 2023	900	4.625	—	—
Fixed-rate 1% cash convertible notes	Dec, 2019	1,150	1.000	1,150	1.000
Floating-rate revolving credit facility	Dec, 2020	—	—	—	—

Total principal		9,361		9,343
Liabilities arising from capital lease transactions		15		31
Unamortized discounts, premiums and debtissuance costs		(61)		(82)
Fair value of embedded cash conversion option		(128)		(167)
Purchase accounting fair value adjustmentFreescale Senior Secured Notes		—		81

Total debt, including unamortized discounts,premiums, debt issuance costs and fair value adjustments		9,187		9,206
Current portion of long-term debt		(421)		(550)

Long-term debt		8,766		8,656

Schedule of Long-Term Debt

	Range of interest rates	Average rate of interest	Principal amount outstanding 2016	Due in 2017	Due after 2017	Due after 2021	Average remaining term (in years)	Principal amount outstanding 2015

USD notes	2.8%-5.8%	4.1%	8,211	406	7,805	2,800	4.2	8,193
2019 Cash Convertible Senior Notes	1.0%-1.0%	1.0%	1,150	—	1,150	—	2.9	1,150
Revolving Credit Facility (1)	—	—	—	—	—	—	—	—
Bank borrowings	—	—	—	—	—	—	—	—
Liabilities arising from capital lease transactions	2.5%-13.8%	3.0%	15	15	—	—	1.3	31

		3.7%	9,376	421	8,955	2,800	4.1	9,374

(1)	We do not have any borrowings under the $600 million Revolving Credit Facility as of December 31, 2016.

Principal Amounts of Long-Term Debt	As of December 31, 2016, the following principal amounts of long-term debt are due in the next 5 years:

2017	421
2018	768
2019	1,167
2020	2,370
2021	1,850
Due after 5 years	2,800

9,376

Summary of Principal Amount, Unamortized Debt Discount and Net Carrying Amount of Liability Component

The principal amount, unamortized debt discount and net carrying amount of the liability component of the 2019 Cash Convertible Senior Notes as of December 31, 2016 and 2015 was as follows:

(in millions)	As of December 31
	2016	2015
Principal amount of 2019 Cash Convertible Senior Notes	1,150	1,150
Unamortized debt discount of 2019 Cash Convertible Senior Notes	136	178
Net liability of 2019 Cash Convertible Senior Notes	1,014	972

Summary of Effective Interest Rate, Contractual Interest Expense and Amortization of Debt Discount

The effective interest rate, contractual interest expense and amortization of debt discount for the 2019 Cash Convertible Senior Notes for fiscal 2016 and 2015 were as follows:

(in millions, except percentage)	2016	2015
Effective interest rate	5.14%	5.14%
Contractual interest expense	12	12
Amortization of debt discount	40	38